CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
Net profit before tax	$ 369	$ 667
Financial income	(103)	(253)
Financial expenses	289	134
Adjustments for non-cash transactions
Share-based compensation expense	86	58
Depreciation	30	25
Amortization	25	7
Impairment charges	1	1
Change in operating assets and liabilities:
Receivables	(101)	(77)
Inventories	0	(4)
Contract Liabilities	(10)	0
Other payables	(269)	51
Cash flows from operating activities before financial items	317	609
Interest received	27	58
Interest elements of lease payments	(3)	(3)
Interest paid	(191)	0
Corporate taxes paid	(96)	(315)
Net cash provided by operating activities	54	349
Cash flows from investing activities
Investment in intangible assets	(1)	(18)
Investment in tangible assets	(7)	(22)
Marketable securities bought	0	(569)
Marketable securities sold	0	595
Other investments bought	(4)	(3)
Other investments sold	5	0
Net cash (used in) investing activities	(7)	(17)
Cash flows from financing activities
Warrants exercised	3	7
Principal elements of lease payments	(9)	(6)
Purchase of treasury shares	(96)	(406)
Payment of withholding taxes on behalf of employees on net settled RSUs	(23)	(14)
Principal repayments on borrowings	(125)	0
Debt Issuance costs paid	(2)	0
Net cash (used in) financing activities	(252)	(419)
Change in cash and cash equivalents	(205)	(87)
Cash and cash equivalents at the beginning of the period	1,715	1,380
Exchange rate adjustments	(7)	3
Cash and cash equivalents at the end of the period	1,503	1,296
Cash and cash equivalents include:
Bank deposits	1,503	1,174
Short-term marketable securities	$ 0	$ 122